SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) Integer shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Accounting Policies [Abstract]
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation | $	$ 1,402	$ 0	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	0	0
Number of Reportable Segments | Integer	1